Annual Total Returns[BarChart] - Federated Hermes Mid-Cap Index Fund - SS	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	26.03%	(2.25%)	17.37%	33.21%	9.25%	(2.58%)	20.11%	15.57%	(11.41%)	25.34%